Note 16 - Redeemable Non-controlling Interest (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2022
CMRE Inc. [Member] | Costamare Bulkers Inc. (“CBI”) [Member]
Subsidiary, Ownership Percentage, Parent		92.50%
CMRE Inc. [Member] | Costamare Bulkers Inc. (“CBI”) [Member] | The Put Notice [Member]
Percentage to be Paid on Offered Shares Fair Value			70.00%
CMRE Inc. [Member] | Costamare Bulkers Inc. (“CBI”) [Member] | Termination of the Service Contract Without Cause [Member]
Percentage to be Paid on Offered Shares Fair Value			100.00%
CMRE Inc. [Member] | Costamare Inc. 1 [Member]
Investment Owned, Balance, Shares (in shares)		100,000,000
Proceeds from Contributions from Parent	$ 100,000	$ 100,000
Subsidiary, Ownership Percentage, Noncontrolling Owner		7.50%
Investment Owned Balance Additional Shares Acquired (in shares)	100,000,000
CMRE Inc. [Member] | Other Investors [Member]
Proceeds from Contributions from Parent	$ 3,750	$ 3,750
Other Investors [Member] | Costamare Inc. 1 [Member]
Investment Owned, Balance, Shares (in shares)	8,108,108	8,108,108